Share Capital - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	5,638,383	7,074,092	7,583,439
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 13.29	$ 12.07	$ 10.70
Weighted average remaining contractual life of outstanding share options (Year)	7 years 9 months 18 days
Options Exercisable Number of Options | Share	2,695,912
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 10.57
Options Exercisable Weighted Average Remaining Life (Year)	6 years 10 months 6 days
Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	2,226,614
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 8.62
Weighted average remaining contractual life of outstanding share options (Year)	6 years 10 months 13 days
Options Exercisable Number of Options | Share	1,819,114
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 8.57
Options Exercisable Weighted Average Remaining Life (Year)	6 years 8 months 12 days
Range 1 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 5.01
Range 1 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 10.00
Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	1,369,993
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 13.62
Weighted average remaining contractual life of outstanding share options (Year)	8 years 2 months 8 days
Options Exercisable Number of Options | Share	537,120
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 13.31
Options Exercisable Weighted Average Remaining Life (Year)	7 years 7 months 9 days
Range 2 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 10.01
Range 2 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 15.00
Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	1,296,821
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 16.21
Weighted average remaining contractual life of outstanding share options (Year)	8 years 5 months 12 days
Options Exercisable Number of Options | Share	286,973
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 15.93
Options Exercisable Weighted Average Remaining Life (Year)	7 years 6 months 21 days
Range 3 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 15.01
Range 3 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 20.00
Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	744,955
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 21.56
Weighted average remaining contractual life of outstanding share options (Year)	8 years 9 months 3 days
Options Exercisable Number of Options | Share	52,705
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 22.55
Options Exercisable Weighted Average Remaining Life (Year)	2 months 23 days
Range 4 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 20.01
Range 4 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 250.00